Deposits - Maturities of Fixed-Rate Time Deposits (Detail) $ in Thousands	Dec. 31, 2019 USD ($)
Time Deposits $250,000 and Over [Member]
Time Deposits By Maturity [Line Items]
2020	$ 53,866
2021	1,507
2022	309
Total	55,682
Other Time Deposits [Member]
Time Deposits By Maturity [Line Items]
2020	39,650
2021	15,522
2022	2,977
2023	610
2024	882
Total	$ 59,641